RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Additional information (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Nov. 20, 2024 USD ($)	Oct. 05, 2024 USD ($)	Jun. 10, 2024 USD ($) a ft²	Jun. 30, 2024	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Leases
Proceeds from financing transaction, net of financing costs					$ 27,599
Maximum construction financing allowance					14,187
Decreasing finance lease liability		$ 39,176
Loss on sale of assets	$ (6,694)				2,862	$ (3,665)	$ (91)
Lease liability	2,565		$ 2,863		35,034	191,365
Right-of-use assets - operating, net	2,563		$ 2,569		$ 34,428	164,260	126,131
Area of facility | a			16
Area of industrial space | ft²			145,000
Lease term			15 years
Lease option to extend			true
Lease renewal term			10 years
Tenant improvements allowance			$ 30,000			19,388
Purchase price of sale and lease back transaction	3,000
Impairment loss on ROU operating assets						$ 3,169	$ 1,462
Implicit interest rate				19.47%
Machinery, building and improvements
Leases
Assets divested		35,804
Buildings and improvements
Leases
Assets divested	4,615
Land
Leases
Assets divested	$ 5,079	$ 510